Shareholder Fees	Feb. 01, 2021
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund | First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none